Consolidated statements of financial position - USD ($) $ in Millions	Dec. 31, 2019		Dec. 31, 2018 [1]	Jan. 01, 2018
ASSETS
Non-current assets	$ 5,460.2		$ 5,183.2	$ 5,505.7
Property, plant and equipment	4,657.1		4,259.2	4,892.9
Goodwill	0.0		0.0	76.6
Inventories	141.0		133.3	132.8
Equity accounted investees	172.0		225.1	171.3
Investments	155.1		235.3	104.6
Environmental trust funds	69.5		60.8	55.5
Deferred taxation	265.5		269.5	72.0
Current assets	1,069.9		726.5	959.1
Inventories	417.8		368.2	393.5
Trade and other receivables	137.1		138.6	171.8
Cash and cash equivalents	515.0		219.7	393.8
Assets held for sale	31.2		0.0	40.0
Total assets	6,561.3		5,909.7	6,504.8
EQUITY AND LIABILITIES
Equity attributable to owners of the parent	2,777.0		2,586.1	3,275.8
Stated capital	3,622.5		3,622.5	3,622.5
Other reserves	(2,035.5)		(2,110.3)	(1,817.8)
Retained earnings	1,190.0		1,073.9	1,471.1
Non-controlling interests	131.7		120.8	127.2
Total equity	2,908.7		2,706.9	3,403.0
Non-current liabilities	2,284.8		2,670.9	2,363.1
Deferred taxation	433.6		454.9	453.9
Borrowings	1,160.9		1,814.3	1,587.9
Provisions	391.1		319.5	321.3
Lease liabilities (2018: finance lease liabilities)	287.7		80.1	0.0
Long-term incentive plan	11.5		2.1	0.0
Current liabilities	1,367.8		531.9	738.7
Trade and other payables	594.4		417.5	463.1
Royalties payable	13.9		12.5	16.3
Taxation payable	24.8	[1]	0.9	46.7
Current portion of borrowings	684.9		92.5	194.5
Current portion of lease liabilities (2018: finance lease liabilities)	45.2		8.5	0.0
Current portion of silicosis settlement costs	4.6		0.0	0.0
Current portion of long-term incentive plan	0.0		0.0	18.1
Total liabilities	3,652.6		3,202.8	3,101.8
Total equity and liabilities	$ 6,561.3		$ 5,909.7	$ 6,504.8

[1]	Refer note 42.